Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of basic and diluted net loss per share

Basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021 are calculated as follows:

	For the years ended December 31,
	2019	2020	2021
Numerator:
Net loss attributable to ordinary shareholders of the Company	(9,603)	(12,618)	(13,631)
Numerator for basic and diluted net loss per share	(9,603)	(12,618)	(13,631)
Denominator:
Denominator for basic and diluted net loss per share - weighted average shares outstanding	28,583,548	39,368,436	48,187,235
Basic net loss per share	(0.34)	(0.32)	(0.28)
Diluted net loss per share	(0.34)	(0.32)	(0.28)

Computation of diluted net loss per ordinary share

The following ordinary share equivalents were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2019	2020	2021
Share options, RSUs and warrants – weighted average (thousands)	505	2,998	2,613
Convertible notes – weighted average (thousands)	6,909	-	-